10-Q BUSINESS COMBINATION - Intangible Assets Acquired (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Intangibles		$ 32,900,000	$ 32,900,000
Trade Name
Business Acquisition [Line Items]
Intangibles		900,000	900,000
State Insurance Licenses
Business Acquisition [Line Items]
Intangibles		2,700,000	2,700,000
Customer Relationships - Agents
Business Acquisition [Line Items]
Intangibles		12,600,000	12,600,000
Customer Relationships - Financial Relationships
Business Acquisition [Line Items]
Intangibles		11,000,000	11,000,000
Internally Developed and Used Technology—APA
Business Acquisition [Line Items]
Intangibles		1,600,000	1,600,000
Internally Developed and Used Technology—Market Place
Business Acquisition [Line Items]
Intangibles		100,000	100,000
Non-Compete Agreements
Business Acquisition [Line Items]
Intangibles		$ 4,000,000	$ 4,000,000
LMA and Abacus
Business Acquisition [Line Items]
Intangibles	$ 32,900,000
LMA and Abacus | Trade Name
Business Acquisition [Line Items]
Intangibles	900,000
LMA and Abacus | State Insurance Licenses
Business Acquisition [Line Items]
Intangibles	2,700,000
LMA and Abacus | Customer Relationships - Agents
Business Acquisition [Line Items]
Intangibles	$ 12,600,000
Useful Life	5 years
LMA and Abacus | Customer Relationships - Financial Relationships
Business Acquisition [Line Items]
Intangibles	$ 11,000,000
Useful Life	8 years
LMA and Abacus | Internally Developed and Used Technology—APA
Business Acquisition [Line Items]
Intangibles	$ 1,600,000
Useful Life	2 years
LMA and Abacus | Internally Developed and Used Technology—Market Place
Business Acquisition [Line Items]
Intangibles	$ 100,000
Useful Life	3 years
LMA and Abacus | Non-Compete Agreements
Business Acquisition [Line Items]
Intangibles	$ 4,000,000
Useful Life	2 years